Commitments and Contingencies (Details 5) $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($) ft²	Mar. 31, 2014 USD ($)
Total minimum lease payments	$ 309
Executive office space (in square feet) | ft²	2,614
Lease expiration date	Aug. 31, 2017
Continuing Operations [Member]
Rent expense for operating leases	$ 122	$ 131